4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 1) - Liquidity Risk [Member] R$ in Millions	Dec. 31, 2018 BRL (R$)
Non Derivative Financial Liabilities [Member] | Loans And Financing [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	R$ 12,419.0
Cash flow contracted	14,324.4
2019	4,791.9
2020	3,644.7
2021	3,617.6
2022	613.4
2023	1,656.8
2024 onwards	0.0
Non Derivative Financial Liabilities [Member] | BRF Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	7,487.8
Cash flow contracted	8,965.1
2019	302.6
2020	302.6
2021	302.6
2022	2,968.4
2023	2,113.7
2024 onwards	2,975.2
Non Derivative Financial Liabilities [Member] | BFF Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	343.0
Cash flow contracted	369.9
2019	24.2
2020	345.7
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Non Derivative Financial Liabilities [Member] | BRF GMBH Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	1,915.7
Cash flow contracted	2,611.6
2019	84.3
2020	84.3
2021	84.3
2022	84.3
2023	84.3
2024 onwards	2,190.1
Non Derivative Financial Liabilities [Member] | Trade Accounts Payable [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	5,516.9
Cash flow contracted	5,564.9
2019	5,564.9
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Non Derivative Financial Liabilities [Member] | Supply Chain Finance [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	885.8
Cash flow contracted	885.8
2019	885.8
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Non Derivative Financial Liabilities [Member] | Financial Lease [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	215.4
Cash flow contracted	305.5
2019	82.5
2020	56.2
2021	29.6
2022	23.6
2023	19.6
2024 onwards	94.0
Non Derivative Financial Liabilities [Member] | Operational Lease [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	0.0
Cash flow contracted	2,126.4
2019	421.7
2020	103.7
2021	108.4
2022	49.4
2023	157.3
2024 onwards	1,285.9
Derivative Financial Liabilities [Member] | BRF Bonds [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	0.0
Cash flow contracted	0.0
2019	0.0
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Derivative Financial Liabilities [Member] | Currency Derivatives (NDF) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	21.0
Cash flow contracted	17.1
2019	17.1
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Derivative Financial Liabilities [Member] | Currency Derivatives (NDF) [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	12.3
Cash flow contracted	36.1
2019	36.1
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Derivative Financial Liabilities [Member] | Commodities derivatives - Corn (NDF) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	3.5
Cash flow contracted	3.5
2019	3.5
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Derivative Financial Liabilities [Member] | Commodities derivatives - Soybean Meal (NDF) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	2.7
Cash flow contracted	2.7
2019	2.7
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Derivative Financial Liabilities [Member] | Commodities derivatives - Soybean Oil (NDF) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	4.3
Cash flow contracted	4.3
2019	4.3
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Derivative Financial Liabilities [Member] | Commodities derivatives - Soybean (NDF) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	3.3
Cash flow contracted	3.3
2019	3.3
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Derivative Financial Liabilities [Member] | Currency Derivatives (Options) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	75.8
Cash flow contracted	75.8
2019	75.8
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Derivative Financial Liabilities [Member] | Commodities Derivatives (Future) [Member] | Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	0.1
Cash flow contracted	0.1
2019	0.1
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Derivative Financial Liabilities [Member] | Commodities Derivatives (Future) [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	3.4
Cash flow contracted	3.4
2019	3.4
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Derivative Financial Liabilities [Member] | Currency Derivatives (Future) [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	9.4
Cash flow contracted	9.4
2019	9.4
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	0.0
Derivative Financial Liabilities [Member] | Swap (Index / Currency / Stocks) [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Book value	99.2
Cash flow contracted	98.9
2019	98.9
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 onwards	R$ 0.0